                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07503

Morgan Stanley Japan Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2004

Date of reporting period: November 30, 2003

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY JAPAN FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

For the six-month period ended November 30, 2003

TOTAL RETURN FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003

                                        MORGAN STANLEY
                                               CAPITAL     LIPPER
                                         INTERNATIONAL      JAPAN
                                                (MSCI)      FUNDS
CLASS A   CLASS B   CLASS C   CLASS D   JAPAN INDEX(1)   INDEX(2)
  26.67%    25.89%    25.79%    26.55%           32.59%     33.83%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The Japanese market rallied along with the major global equity markets for the six months ended November 30, 2003. Corporate earnings for the fiscal year ended March 31, 2003, had confirmed that the restructuring efforts of the last several years had begun to bear fruit, resulting in strong inflows from global and domestic Japanese investors. The resulting rally was supported by several key factors, including a surprisingly quick resolution to the Iraq conflict, improving economic fundamentals in the U.S. and the highly attractive valuations of Japanese equities. Investor sentiment was also buoyed by the Japanese government's decisive move to provide public funds for the Resona Bank in April, which demonstrated its resolve to act quickly to head off a potential financial crisis. Bank stocks as well as certain stocks with credit risk led the market, while relatively higher-quality blue-chip stocks were negatively influenced by selling pressure from Daiko Henjo, the return of portions of unfunded portfolios back to the government by many domestic corporate pension funds, as well as a strengthening yen.

PERFORMANCE ANALYSIS

Morgan Stanley Japan Fund underperformed its benchmarks for the six months ended November 30, 2003, largely on the basis of sector selection. The Fund's small exposure to the languishing banking sector helped it sidestep major declines in that sector during the first half of the period. However, this stance detracted from performance over the entire period by causing the Fund to miss out on the banking sector's sharp, momentum-driven rise in September. The Fund's minimal exposure to steel companies, which fared well, also affected performance negatively. The Fund experienced strong cash inflows during the period from investors seeking exposure to the Japanese market. The resulting temporary cash position also proved to be a drag on performance during the strong rally.

On a more positive note, the Fund enjoyed strong performance in key segments of the portfolio. While smaller-cap stocks were very strong during the first half of 2003, in June investors shifted their focus to larger-capitalization Japanese companies in technology and other globally competitive sectors. As a result, the Fund benefited from its higher exposure to large-cap blue-chip stocks, specifically within the capital goods and the technology hardware and equipment sectors during the period from June to August. Strong stock selection within the pharmaceuticals and automobile sectors also supported the Fund's relative performance.

TOP 10 HOLDINGS

Matsushita Electronic Industrial Co., Ltd.     3.3%
Nissan Motor Co., Ltd.                         3.3
Ricoh Co., Ltd.                                3.1
Toyota Motor Corp.                             2.9
Canon, Inc.                                    2.9
Toshiba Corp.                                  2.6
Fujitsu Ltd.                                   2.6
Hitachi, Ltd.                                  2.5
Nintendo Co., Ltd.                             2.4
Fuji Photo Film Co., Ltd.                      2.4

TOP COUNTRIES

Japan                                          100.0%

SUBJECT TO CHANGE DAILY. TOP 10 HOLDINGS PERCENTAGES ARE A PERCENTAGE OF NET ASSETS AND TOP COUNTRIES ARE A PERCENTAGE OF LONG-TERM INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON OR PREFERRED STOCKS, INCLUDING DEPOSITORY RECEIPTS, OF COMPANIES LOCATED IN JAPAN.

2. UP TO 25 PERCENT OF THE FUND'S NET ASSETS MAY BE INVESTED IN JAPANESE STOCKS THAT ARE NOT TRADED ON THE "FIRST" (I.E., PRINCIPAL) SECTIONS OF THE THREE MAIN JAPANESE EXCHANGES: THE TOKYO, OSAKA AND NAGOYA EXCHANGES.

3. THE FUND'S MANAGEMENT GENERALLY INVESTS IN ATTRACTIVELY PRICED COMPANIES IT BELIEVES HAVE EARNINGS GROWTH POTENTIAL.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2003

                           CLASS A SHARES*     CLASS B SHARES**     CLASS C SHARES+      CLASS D SHARES++
                          (SINCE 07/28/97)     (SINCE 04/26/96)     (SINCE 07/28/97)     (SINCE 07/28/97)
SYMBOL                               JPNAX                JPNBX                JPNCX                JPNDX
1 YEAR                               21.51%(3)            20.60%(3)            20.20%(3)            21.69%(3)
                                     15.13(4)             15.60(4)             19.20(4)                --
5 YEARS                              (1.58)(3)            (2.41)(3)            (2.44)(3)            (1.41)(3)
                                     (2.63)(4)            (2.79)(4)            (2.44)(4)              --
SINCE INCEPTION                      (4.86)(3)            (5.85)(3)            (5.69)(3)            (4.67)(3)
                                     (5.67)(4)            (5.85)(4)            (5.69)(4)              --

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


Notes on Performance

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) JAPAN INDEX IS A CAPITALIZATION WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF CERTAIN COMPANIES TRADED ON THE JAPANESE STOCK MARKET, IN US DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY JAPAN. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER JAPAN FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER JAPAN FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

MORGAN STANLEY JAPAN FUND

PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003 (UNAUDITED)

NUMBER OF
  SHARES                                                         VALUE
--------------------------------------------------------------------------
             COMMON STOCKS (98.5%)
             AUTO PARTS: O.E.M. (1.1%)
    77,000   NIFCO Inc.                                      $     899,890
                                                             -------------
             BUILDING PRODUCTS (0.9%)
   144,000   Sanwa Shutter Corp.                                   733,072
                                                             -------------
             CHEMICALS: MAJOR DIVERSIFIED (1.4%)
   470,000   Mitsubishi Chemical Corp.                           1,071,982
                                                             -------------
             CHEMICALS: SPECIALTY (5.6%)
   290,000   Daicel Chemical Industries, Ltd.                    1,198,522
   389,000   Denki Kagaku Kogyo
              Kabushiki Kaisha                                   1,142,761
   189,000   Kaneka Corp.                                        1,312,189
   125,000   Shin-Etsu Polymer Co., Ltd.                           773,196
                                                             -------------
                                                                 4,426,668
                                                             -------------
             COMMERCIAL PRINTING/FORMS (1.9%)
    80,000   Dai Nippon Printing Co., Ltd.                       1,102,089
    31,000   Nissha Printing Co., Ltd.                             367,101
                                                             -------------
                                                                 1,469,190
                                                             -------------
             COMPUTER PERIPHERALS (1.1%)
    91,200   Mitsumi Electric Co., Ltd.                            876,971
                                                             -------------
             COMPUTER PROCESSING HARDWARE (2.6%)
   369,000   Fujitsu Ltd.*                                       2,029,988
                                                             -------------
             ELECTRIC UTILITIES (1.6%)
    61,600   Tokyo Electric Power Co., Inc. (The)                1,275,723
                                                             -------------
             ELECTRICAL PRODUCTS (0.9%)
   200,000   Furukawa Electric Co., Ltd.                           665,998
                                                             -------------
             ELECTRONIC COMPONENTS (2.0%)
    24,600   TDK Corp.                                           1,597,956
                                                             -------------
             ELECTRONIC DISTRIBUTORS (0.9%)
    43,700   Ryosan Co., Ltd.                                      670,192
                                                             -------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (17.5%)
    50,000   Canon, Inc.                                     $   2,308,184
   130,000   Casio Computer Co., Ltd.                            1,272,603
    21,800   Kyocera Corp.                                       1,326,576
   200,000   Matsushita Electric
              Industrial Co., Ltd.                               2,574,583
   246,000   NEC Corp.                                           1,781,991
   132,000   Ricoh Co., Ltd.                                     2,406,131
   560,000   Toshiba Corp.*                                      2,064,045
                                                             -------------
                                                                13,734,113
                                                             -------------
             ELECTRONICS/APPLIANCES (5.4%)
    67,000   Fuji Photo Film Co., Ltd.                           1,894,900
    27,800   Rinnai Corp.                                          630,262
    49,200   Sony Corp.                                          1,705,684
                                                             -------------
                                                                 4,230,846
                                                             -------------
             ENGINEERING & CONSTRUCTION (1.5%)
    64,000   Kyudenko Corp.                                        255,743
   185,000   Obayashi Corp.                                        707,189
    40,000   Sanki Engineering Co., Ltd.                           202,901
                                                             -------------
                                                                 1,165,833
                                                             -------------
             FINANCE/RENTAL/LEASING (1.5%)
    89,500   Hitachi Capital Corp.                               1,166,823
                                                             -------------
             FOOD RETAIL (1.7%)
    61,500   FamilyMart Co., Ltd.                                1,329,760
                                                             -------------
             FOOD: MEAT/FISH/DAIRY (0.9%)
    76,000   Nippon Meat Packers, Inc.                             733,583
                                                             -------------
             FOOD: SPECIALTY/CANDY (0.7%)
    48,200   House Foods Corp.                                     514,057
                                                             -------------
             HOME BUILDING (2.9%)
   260,000   Sekisui Chemical Co., Ltd.                          1,155,187
   120,000   Sekisui House, Ltd.                                 1,130,919
                                                             -------------
                                                                 2,286,106
                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                         VALUE
--------------------------------------------------------------------------
             HOME FURNISHINGS (0.1%)
     4,200   Sangetsu Co., Ltd.                              $      75,064
                                                             -------------
             INDUSTRIAL CONGLOMERATES (2.5%)
   330,000   Hitachi, Ltd.                                       1,941,885
                                                             -------------
             INDUSTRIAL MACHINERY (7.8%)
   180,000   Amada Co., Ltd.                                       883,496
   130,000   Daifuku Co., Ltd.                                     521,850
    80,000   Daikin Industries Ltd.                              1,649,484
    28,400   Fuji Machine Mfg. Co., Ltd.                           372,586
    90,000   Fujitec Co., Ltd.                                     382,629
   568,000   Mitsubishi Heavy Industries, Ltd.                   1,513,147
   230,000   Tsubakimoto Chain Co.                                 770,094
                                                             -------------
                                                                 6,093,286
                                                             -------------
             INDUSTRIAL SPECIALTIES (1.9%)
    55,000   Lintec Corp.                                          792,811
   199,000   Toyo Ink Manufacturing Co., Ltd.                      680,823
                                                             -------------
                                                                 1,473,634
                                                             -------------
             MAJOR TELECOMMUNICATIONS (2.0%)
       322   Nippon Telegraph &
              Telephone Corp.                                    1,542,286
                                                             -------------
             MARINE SHIPPING (0.7%)
    70,000   Mitsubishi Logistics Corp.                            548,581
                                                             -------------
             METAL FABRICATIONS (1.4%)
   222,000   Minebea Co., Ltd.                                   1,130,152
                                                             -------------
             MISCELLANEOUS MANUFACTURING (1.3%)
    91,600   Kurita Water Industries Ltd.                        1,017,871
                                                             -------------
             MOTOR VEHICLES (9.0%)
   225,000   Nissan Motor Co., Ltd.                              2,570,021
    98,500   Suzuki Motor Corp.                                  1,393,792
    77,100   Toyota Motor Corp.                                  2,314,196
    80,000   Yamaha Motor Co., Ltd.                                811,605
                                                             -------------
                                                                 7,089,614
                                                             -------------
             MOVIES/ENTERTAINMENT (0.6%)
    42,500   TOHO Co., Ltd.                                        488,550
                                                             -------------
             PHARMACEUTICALS: MAJOR (2.0%)
    86,800   Sankyo Co., Ltd.                                $   1,561,624
                                                             -------------
             PHARMACEUTICALS: OTHER (4.1%)
    38,900   Ono Pharmaceutical Co., Ltd.                        1,462,166
    60,700   Yamanouchi Pharmaceutical Co., Ltd.                 1,744,412
                                                             -------------
                                                                 3,206,578
                                                             -------------
             RAILROADS (2.0%)
       346   East Japan Railway Co.                              1,578,323
                                                             -------------
             REAL ESTATE DEVELOPMENT (1.7%)
   149,000   Mitsubishi Estate Co., Ltd.                         1,329,459
                                                             -------------
             RECREATIONAL PRODUCTS (4.5%)
    22,000   Nintendo Co., Ltd.                                  1,898,732
    91,400   Yamaha Corp.                                        1,631,875
                                                             -------------
                                                                 3,530,607
                                                             -------------
             SEMICONDUCTORS (1.1%)
     7,600   Rohm Co., Ltd.                                        888,204
                                                             -------------
             TEXTILES (0.7%)
   114,000   Nisshinbo Industries, Inc.                            562,668
                                                             -------------
             WHOLESALE DISTRIBUTORS (3.0%)
    33,700   Hitachi High-Technologies Corp.                       500,842
   155,000   Mitsubishi Corp.                                    1,421,175
    67,000   Nagase & Co., Ltd.                                    433,993
                                                             -------------
                                                                 2,356,010
                                                             -------------
             TOTAL COMMON STOCKS
              (COST $63,673,197)                                77,293,147
                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN
THOUSANDS                                                                  VALUE
------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (1.5%)
             REPURCHASE AGREEMENT
$    1,182   Joint repurchase agreement account 1.06%
               due 12/01/03 (dated 11/28/03; proceeds
               $1,182,103) (a) (COST $1,182,000)                       $   1,182,000
                                                                       -------------

TOTAL INVESTMENTS
 (COST $64,855,197) (b)                                    100.0%         78,475,147
OTHER ASSETS IN EXCESS OF LIABILITIES                        0.0              17,604
                                                           -----       -------------
NET ASSETS                                                 100.0%      $  78,492,751
                                                           =====       =============


     *    NON-INCOME PRODUCING SECURITY.
     (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
     (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $14,253,863 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $633,913, RESULTING IN NET UNREALIZED APPRECIATION OF $13,619,950.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003 (UNAUDITED)

ASSETS:
Investments in securities, at value
 (cost $64,855,197)                             $    78,475,147
Cash (including $5,542 in foreign currency)              16,382
Receivable for:
 Dividends                                              281,070
 Shares of beneficial interest sold                      14,014
Prepaid expenses and other assets                        45,065
                                                ---------------
    TOTAL ASSETS                                     78,831,678
                                                ---------------
LIABILITIES:
Payable for:
 Shares of beneficial interest redeemed                 131,811
 Investment management fee                               62,103
 Distribution fee                                        46,018
Accrued expenses and other payables                      98,995
                                                ---------------
    TOTAL LIABILITIES                                   338,927
                                                ---------------
    NET ASSETS                                  $    78,492,751
                                                ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                 $   139,212,540
Net unrealized appreciation                          13,624,650
Accumulated net investment loss                        (553,034)
Accumulated net realized loss                       (73,791,405)
                                                ---------------
    NET ASSETS                                  $    78,492,751
                                                ===============
CLASS A SHARES:
Net Assets                                      $     2,682,351
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                            427,779
    NET ASSET VALUE PER SHARE                   $          6.27
                                                ===============
    MAXIMUM OFFERING PRICE PER SHARE,
        (NET ASSET VALUE PLUS 5.54% OF
        NET ASSET VALUE)                        $          6.62
                                                ===============
CLASS B SHARES:
Net Assets                                      $    48,085,265
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                          7,978,099
    NET ASSET VALUE PER SHARE                   $          6.03
                                                ===============
CLASS C SHARES:
Net Assets                                      $     6,231,009
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                          1,046,778
    NET ASSET VALUE PER SHARE                   $          5.95
                                                ===============
CLASS D SHARES:
Net Assets                                      $    21,494,126
Shares Outstanding (UNLIMITED
 AUTHORIZED, $.01 PAR VALUE)                          3,392,829
    NET ASSET VALUE PER SHARE                   $          6.34
                                                ===============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2003
(UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $37,793 foreign
 withholding tax)                               $       333,577
Interest                                                  6,553
                                                ---------------
    TOTAL INCOME                                        340,130
                                                ---------------

EXPENSES
Investment management fee                               361,741
Distribution fee (Class A shares)                         3,992
Distribution fee (Class B shares)                       227,255
Distribution fee (Class C shares)                        42,157
Transfer agent fees and expenses                         99,191
Custodian fees                                           51,888
Registration fees                                        34,437
Professional fees                                        30,883
Taxes                                                    27,363
Shareholder reports and notices                          26,619
Trustees' fees and expenses                               4,972
Other                                                     6,200
                                                ---------------
    TOTAL EXPENSES                                      916,698
                                                ---------------
    NET INVESTMENT LOSS                                (576,568)
                                                ---------------
NET REALIZED AND UNREALIZED GAIN:
NET REALIZED GAIN ON:
 Investments                                            348,694
 Foreign exchange transactions                           35,623
                                                ---------------
    NET REALIZED GAIN                                   384,317
                                                ---------------
NET CHANGE IN UNREALIZED
APPRECIATION/DEPRECIATION ON:
 INVESTMENTS                                         17,145,216
 Translation of other assets and liabilities
  denominated in foreign currencies                      13,718
                                                ---------------
    NET APPRECIATION                                 17,158,934
                                                ---------------
    NET GAIN                                         17,543,251
                                                ---------------
NET INCREASE                                    $    16,966,683
                                                ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 FOR THE SIX       FOR THE YEAR
                                                                                MONTHS ENDED          ENDED
                                                                             NOVEMBER 30, 2003     MAY 31, 2003
                                                                             -----------------    --------------
                                                                                (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                          $        (576,568)   $     (954,100)
Net realized gain (loss)                                                               384,317       (37,172,617)
Net change in unrealized appreciation                                               17,158,934        21,536,146
                                                                             -----------------    --------------
    NET INCREASE (DECREASE)                                                         16,966,683       (16,590,571)

Net increase (decrease) from transactions in shares of beneficial interest           1,966,113        (6,485,290)
                                                                             -----------------    --------------

    NET INCREASE (DECREASE)                                                         18,932,796       (23,075,861)

NET ASSETS:
Beginning of period                                                                 59,559,955        82,635,816
                                                                             -----------------    --------------

END OF PERIOD
(Including an accumulated net investment loss of $553,034 and
accumulated undistributed investment income of $23,534, respectively)        $      78,492,751    $   59,559,955
                                                                             =================    ==============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND

NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES Morgan Stanley Japan Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund seeks to meet its investment objective by investing primarily in securities of issuers located in Japan. The Fund was organized as a Massachusetts business trust on January 22, 1996 and commenced operations on April 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the NASDAQ is valued at the NASDAQ Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), or Morgan Stanley Asset & Investment Trust Management Co., Limited (the "Sub-Advisor"), an affiliate of the Investment Manager, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, calculated daily and payable monthly, by applying the annual rate of 0.95% to the net assets of the Fund determined as of the close of each business day.

Effective August 11, 2003, the Investment Manager entered into a new Sub-Advisory Agreement with the Sub-Advisor, thereby replacing the previous Sub-Advisory Agreement with Morgan Stanley Investment Management Inc. (the "Former Sub-Advisor"). Under both the current and the previous Sub-Advisory Agreements, the Sub-Advisor invests the Fund's assets including the placing of orders for the purchase and sale of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreements, the Investment Manager paid the Sub-Advisor compensation of $93,820 for the period August 11, 2003 through November 30, 2003 and paid the Former Sub-Advisor compensation of $50,877 for the period June 1, 2003 through August 10, 2003.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,523,281 at November 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $52, $27,220 and $45,447, respectively and received $16,162 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2003 aggregated $24,746,247 and $25,220,578, respectively.

For the six months ended November 30, 2003, the Fund incurred $4,355 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager, Distributor and Sub-Advisor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager, Distributor and Sub-Advisor, is the Fund's transfer agent. At November 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $5,000.

At November 30, 2003, Morgan Stanley Fund of Funds -- International Portfolio, an affiliate of the Investment Manager, Distributor and Sub-Advisor, owned 2,493,150 Class D shares of beneficial interest of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                              FOR THE SIX                            FOR THE YEAR
                                              MONTHS ENDED                               ENDED
                                            NOVEMBER 30, 2003                        MAY 31, 2003
                                    ----------------------------------    ----------------------------------
                                                (UNAUDITED)
                                        SHARES             AMOUNT             SHARES             AMOUNT
                                    ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                      5,532,895    $    30,317,333         23,248,546    $   115,948,396
Redeemed                                 (6,012,837)       (33,339,524)       (22,640,901)      (114,401,972)
                                    ---------------    ---------------    ---------------    ---------------
Net increase (decrease)-- Class A          (479,942)        (3,022,191)           607,645          1,546,424
                                    ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                      1,280,126          7,516,418          4,318,260         22,295,875
Redeemed                                 (1,062,771)        (6,188,224)        (6,467,254)       (33,520,766)
                                    ---------------    ---------------    ---------------    ---------------
Net increase (decrease)-- Class B           217,355          1,328,194         (2,148,994)       (11,224,891)
                                    ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                      1,807,329          9,970,385          5,596,599         27,926,716
Redeemed                                 (2,052,457)       (12,074,526)        (5,005,219)       (25,569,969)
                                    ---------------    ---------------    ---------------    ---------------
Net increase (decrease)-- Class C          (245,128)        (2,104,141)           591,380          2,356,747
                                    ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                      2,079,332         12,278,613          5,947,019         31,033,263
Redeemed                                 (1,042,552)        (6,514,362)        (5,900,253)       (30,196,833)
                                    ---------------    ---------------    ---------------    ---------------
Net increase-- Class D                    1,036,780          5,764,251             46,766            836,430
                                    ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in Fund             529,065    $     1,966,113           (903,203)   $    (6,485,290)
                                    ===============    ===============    ===============    ===============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2003, the Fund had a net capital loss carryforward of $38,699,281 of which $33,023,787 will expire on May 31, 2007 and $5,675,494 will expire on May 31, 2011 to offset future capital gains to the extent provided by regulations.

As of May 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

MORGAN STANLEY JAPAN FUND

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                FOR THE SIX                         FOR THE YEAR ENDED MAY 31,
                                               MONTHS ENDED        ------------------------------------------------------------
                                             NOVEMBER 30, 2003       2003         2002         2001         2000         1999
                                            ------------------     --------     --------     --------     --------     --------
                                                (UNAUDITED)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $   4.95           $   6.38     $   7.83     $  10.13     $   7.57     $   6.72
                                                --------           --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment loss++                            (0.04)             (0.03)       (0.06)       (0.08)       (0.10)       (0.02)
  Net realized and unrealized
   gain (loss)                                      1.36              (1.40)       (1.39)       (2.22)        2.66         1.31
                                                --------           --------     --------     --------     --------     --------
Total income (loss) from
 investment operations                              1.32              (1.43)       (1.45)       (2.30)        2.56         1.29
                                                --------           --------     --------     --------     --------     --------

Less dividends:
  From net investment income                        -                     -            -            -            -        (0.33)
  In excess of net investment income                -                     -            -            -            -        (0.11)
                                                --------           --------     --------     --------     --------     --------
Total dividends                                     -                     -            -            -            -        (0.44)
                                                --------           --------     --------     --------     --------     --------

Net asset value, end of period                  $   6.27           $   4.95     $   6.38     $   7.83     $  10.13     $   7.57
                                                ========           ========     ========     ========     ========     ========

TOTAL RETURN+                                      26.67%(1)         (22.41)%     (18.52)%     (22.78)%      33.25%       20.61%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            1.93%(2)           2.00%        1.82%        1.55%        1.54%        1.72%
Net investment loss                                (1.04)%(2)         (0.93)%      (1.00)%      (0.85)%      (0.79)%      (0.94)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $  2,682           $  4,493     $  1,914     $  2,092     $  5,314     $  1,823
Portfolio turnover rate                               34%(1)             95%          14%          12%          35%          78%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX                         FOR THE YEAR ENDED MAY 31,
                                               MONTHS ENDED        ------------------------------------------------------------
                                             NOVEMBER 30, 2003       2003         2002         2001         2000         1999
                                            ------------------     --------     --------     --------     --------     --------
                                                (UNAUDITED)
CLASS B SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $   4.79           $   6.21     $   7.70     $  10.08     $   7.58     $   6.67
                                                --------           --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment loss++                            (0.05)             (0.09)       (0.11)       (0.15)       (0.17)       (0.13)
  Net realized and unrealized
   gain (loss)                                      1.29              (1.33)       (1.38)       (2.23)        2.67         1.37
                                                --------           --------     --------     --------     --------     --------
Total income (loss) from
 investment operations                              1.24              (1.42)       (1.49)       (2.38)        2.50         1.24
                                                --------           --------     --------     --------     --------     --------

Less dividends:
  From net investment income                           -                  -            -            -            -        (0.22)
  In excess of net investment income                   -                  -            -            -            -        (0.11)
                                                --------           --------     --------     --------     --------     --------
Total dividends                                        -                  -            -            -            -        (0.33)
                                                --------           --------     --------     --------     --------     --------

Net asset value, end of period                  $   6.03           $   4.79     $   6.21     $   7.70     $  10.08     $   7.58
                                                ========           ========     ========     ========     ========     ========

TOTAL RETURN+                                      25.89%(1)         (22.87)%     (19.35)%     (23.61)%      32.28%       19.89%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            2.68%(2)           2.76%        2.57%        2.38%        2.33%        2.59%
Net investment loss                                (1.79)%(2)         (1.69)%      (1.75)%      (1.67)%      (1.58)%      (1.81)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $ 48,085           $ 37,160     $ 61,562     $104,574     $210,006     $147,812
Portfolio turnover rate                               34%(1)             95%          14%          12%          35%          78%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX                         FOR THE YEAR ENDED MAY 31,
                                               MONTHS ENDED        ------------------------------------------------------------
                                             NOVEMBER 30, 2003       2003         2002         2001         2000         1999
                                            ------------------     --------     --------     --------     --------     --------
                                                (UNAUDITED)
CLASS C SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $   4.73           $   6.14     $   7.62     $   9.96     $   7.49     $   6.68
                                                --------           --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment loss++                            (0.06)             (0.08)       (0.11)       (0.14)       (0.17)       (0.12)
  Net realized and unrealized
   gain (loss)                                      1.28              (1.33)       (1.37)       (2.20)        2.64         1.34
                                                --------           --------     --------     --------     --------     --------
Total income (loss) from
 investment operations                              1.22              (1.41)       (1.48)       (2.34)        2.47         1.22
                                                --------           --------     --------     --------     --------     --------

Less dividends:
  From net investment income                           -                  -            -            -            -        (0.30)
  In excess of net investment income                   -                  -            -            -            -        (0.11)
                                                --------           --------     --------     --------     --------     --------
Total dividends                                        -                  -            -            -            -        (0.41)
                                                --------           --------     --------     --------     --------     --------

Net asset value, end of period                  $   5.95           $   4.73     $   6.14     $   7.62     $   9.96     $   7.49
                                                ========           ========     ========     ========     ========     ========

TOTAL RETURN+                                      25.79%(1)         (22.96)%     (19.42)%     (23.49)%      32.10%       19.86%

RATIOS TO AVERAGE NET ASSETS (3):
Expenses                                            2.68%(2)           2.76%        2.57%        2.32%        2.33%        2.58%
Net investment loss                                (1.79)%(2)         (1.69)%      (1.75)%      (1.61)%      (1.58)%      (1.80)%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands         $  6,231           $  6,109     $  4,304     $  6,221     $ 10,792     $  5,423
Portfolio turnover rate                               34%(1)             95%          14%          12%          35%          78%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                FOR THE SIX                         FOR THE YEAR ENDED MAY 31,
                                               MONTHS ENDED        ------------------------------------------------------------
                                             NOVEMBER 30, 2003       2003         2002         2001         2000         1999
                                            ------------------     --------     --------     --------     --------     --------
                                                (UNAUDITED)
CLASS D SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $   5.01           $   6.43     $   7.89     $  10.22     $   7.62     $   6.72
                                                --------           --------     --------     --------     --------     --------
Income (loss) from investment operations:
  Net investment loss++                            (0.02)             (0.04)       (0.05)       (0.06)       (0.08)       (0.02)
  Net realized and unrealized
   gain (loss)                                      1.35              (1.38)       (1.41)       (2.27)        2.68         1.37
                                                --------           --------     --------     --------     --------     --------
Total income (loss) from
 investment operations                              1.33              (1.42)       (1.46)       (2.33)        2.60         1.35
                                                --------           --------     --------     --------     --------     --------

Less dividends:
  From net investment income                           -                  -            -            -            -        (0.34)
  In excess of net investment
   income                                              -                  -            -            -            -        (0.11)
                                                --------           --------     --------     --------     --------     --------
Total dividends                                        -                  -            -            -            -        (0.45)
                                                --------           --------     --------     --------     --------     --------

Net asset value, end of period                  $   6.34           $   5.01     $   6.43     $   7.89     $  10.22     $   7.62
                                                ========           ========     ========     ========     ========     ========
TOTAL RETURN+                                      26.55%(1)         (22.08)%     (18.50)%     (22.80)%      33.25%       21.76%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                            1.68%(2)           1.76%        1.57%        1.38%        1.33%        1.59%
Net investment loss                                (0.79)%(2)         (0.69)%      (0.75)%      (0.67)%      (0.58)%      (0.81)%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                                   $ 21,494           $ 11,797     $ 14,856     $ 23,646     $ 16,887     $  1,051
Portfolio turnover rate                               34%(1)             95%          14%          12%          35%          78%

----------
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR
Morgan Stanley Asset & Investment Trust Management Co., Limited
Yebisu Garden Place Tower, 20-3
Ebisu 4-chome, Shibuya-ku
Tokyo, Japan 150-6009

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

38420RPT-00-13298A04-0P-1/04

[MORGAN STANLEY LOGO]

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                      JAPAN FUND

                                                               SEMIANNUAL REPORT

                                                               NOVEMBER 30, 2003

[MORGAN STANLEY FUNDS LOGO]
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Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

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(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Japan Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 22, 2004